Annual Total Returns - Hundredfold Select Alternative Fund	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Service Class Shares | Hundredfold Select Alternative Fund Service Class Shares
Prospectus [Line Items]
Annual Return [Percent]	2.79%	9.94%	(10.29%)	8.06%	37.42%	9.31%	(2.81%)	8.96%	8.98%	(0.57%)
Investor Class Shares | Hundredfold Select Alternative Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	3.77%	10.93%	(9.42%)	9.06%	38.71%	10.35%	(1.97%)	9.92%	9.98%	0.34%